Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000215718
Shareholder Report [Line Items]
Trading Symbol	AESR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Anfield U.S. Equity Sector Rotation ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/anfield-equity-sector-rotation-etf/?cb=2056. You can also request this information by contacting us at 1-866-866-4848.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://regentsparkfunds.com/our-funds/anfield-equity-sector-rotation-etf/?cb=2056
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Anfield U.S. Equity Sector Rotation ETF	$50	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96% [1]
AssetsNet	$ 161,092,005
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 582,497
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$161,092,005
Number of Portfolio Holdings	31
Advisory Fee	$582,497
Portfolio Turnover	56%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	14.9%
Exchange-Traded Funds	85.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Communications	0.7%
Health Care	0.7%
Communication Services	0.8%
Consumer Discretionary	0.8%
Materials	1.4%
Financials	1.5%
Energy	1.5%
Technology	3.6%
Industrials	3.8%
Equity	84.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street Communication Services Select Sector SPDR ETF	20.6%
iShares Semiconductor ETF	19.0%
State Street SPDR S&P 500 ETF Trust	15.1%
ARK Next Generation Internet ETF	11.2%
Vanguard Consumer Discretionary ETF	7.2%
State Street Industrial Select Sector SPDR ETF	4.0%
SPDR S&P Homebuilders ETF	2.1%
Invesco KBW Bank ETF	2.0%
Vanguard Consumer Staples ETF	1.6%
iShares U.S. Basic Materials ETF	1.1%

[1]	Annualized